Fair Value of Japanese Pension Plan Assets by Asset Category (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	¥ 1,012,039	¥ 918,518	¥ 801,701
Cash and cash equivalents
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	20,438	25,534
Equity securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	349,857	313,027
Corporate bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	10,256	9,815
Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	363,605	311,577
General accounts
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	23,688	21,042
Separate accounts
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	11,625	10,773
Hedge funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	95,860	85,391
Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	139,923	138,865
Derivative instruments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	(3,213)	2,494
Level 1
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	636,069	438,182
Level 1 | Cash and cash equivalents
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	20,438	25,534
Level 1 | Equity securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	349,601	312,764
Level 1 | Corporate bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	8,341	4,320
Level 1 | Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	256,114	93,450
Level 1 | Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	1,559	2,033
Level 1 | Derivative instruments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	16	81
Level 2
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	278,736	393,551
Level 2 | Equity securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	254	263
Level 2 | Corporate bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	1,829	5,477
Level 2 | Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	107,491	217,964
Level 2 | General accounts
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	23,688	21,042
Level 2 | Separate accounts
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	11,625	10,773
Level 2 | Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	137,078	135,619
Level 2 | Derivative instruments
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	(3,229)	2,413
Level 3
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	97,234	86,785	63,551
Level 3 | Equity securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	2		180
Level 3 | Corporate bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	86	18
Level 3 | Government, agency and local bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets		163	100
Level 3 | Hedge funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	95,860	85,391	63,271
Level 3 | Commingled and other mutual funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	¥ 1,286	¥ 1,213